Debt - Summary of Changes in Consolidated Debt (Parenthetical) (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement [line items]
Debt issue related costs	$ 212,540	$ 111,546	$ 3,290,673
Expense related to issuance of debt	(355,978)	93,048	(2,835,359)
Amortized cost	$ 5,314,601	$ 396,777	6,226,947
Factoring Scheme For Suppliers [Member]
Statement [line items]
Estimated financial effect of contingent liabilities			$ 15,934,904